Fair Value Measurements (Details) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Fair Value Measurements (Details) [Line Items]
Implied borrowing rate			52.00%
Debentures of converted shares	871,256	871,256
2021 Bridge Debentures [Member]
Fair Value Measurements (Details) [Line Items]
Debentures of converted shares		6,759,642
2022 Bridge Debentures [Member]
Fair Value Measurements (Details) [Line Items]
Debentures of converted shares		7,810,509